SEGMENT REPORTING (Reconciling Items Between Segment Measures and GAAP Measures - Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Total Segment Assets	$ 2,526,758	$ 2,701,377
Adjust equity investments from segment carrying amount	(37,169)	(42,811)
Adjust investments gross of employees' and others' portion	35,632	38,621
Adjust intangible assets to cost	(22,837)	(22,755)
Total Assets	$ 2,502,384	$ 2,674,432